                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-4443
                                                      --------

                          Eaton Vance Investment Trust
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                      3/31
                                      ----
                             Date of Fiscal Year End

                                    9/30/2003
                                    ---------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

SEMIANNUAL REPORT SEPTEMBER 30, 2003

[PHOTO IMAGE]

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

[PHOTO IMAGE]

                                 EATON VANCE FUNDS
                              EATON VANCE MANAGEMENT
                          BOSTON MANAGEMENT AND RESEARCH
                           EATON VANCE DISTRIBUTORS, INC.

                                  PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS J. FETTER]
Thomas J. Fetter
President

In our shareholder reports, we refer frequently to "quality spreads" and their important role in bond analysis. However, while followed closely by bond analysts and portfolio managers, this aspect of municipal bond investing is generally overlooked by individual investors. As part of our continuing educational series, we thought it might be instructive to discuss quality spreads and why they constitute a key variable for investors in the municipal bond market.

QUALITY SPREADS: COMPENSATION FOR ADDED CREDIT RISK...

The term "quality spread" refers to the difference in yields between bonds of varying quality but similar maturities. A bond rated BBB, for example, should have a higher yield than an insured bond rated AAA because investors who buy lower-quality bonds anticipate being paid for accepting a higher level of credit risk. That risk premium comes in the form of higher yields. Spreads are typically stated in basis points, or 1/100's of a percentage point. Thus, a bond yielding 5.00% trades at a spread of 100 basis points (1.00%) over a bond that yields 4.00%.

SPREAD FLUCTUATIONS ARE INFLUENCED BY A VARIETY OF FACTORS...

Spreads fluctuate with changes in market conditions, with many factors influencing spread relationships. The quality and type of bond are primary factors. For example, an insured general obligation rated AAA - with no credit risk - will trade at a significantly lower yield than a BBB-rated industrial bond, which has a significantly higher credit risk. Naturally, a bond's price will respond to changes that may impact - for better or worse - the underlying fundamentals of an issuer. Remember, bond yields move in the opposite direction of bond prices.

Another factor that influences spreads is supply. Assuming stable demand, spreads are likely to widen if the supply for a specific issuer increases, as the market must now digest a larger volume of bonds. Similarly, if supply declines, spreads may narrow, as investors may be willing to pay more for a credit that is increasingly scarce.

Finally, quality spreads may fluctuate with changes in the overall economy. For example, spreads tend to narrow as the economy strengthens and the revenue outlook improves. On the other hand, as the economy slows or enters recession, spreads tend to widen, as investors become increasingly worried about the direction of the economy and its impact on bonds with higher credit risk.

SPREADS CONSTITUTE A KEY FACTOR IN INVESTMENT DECISIONS...

Quality spreads play an important role in the investment decisions of municipal bond portfolio managers. The widening of spreads may suggest a developing opportunity. If spreads have widened appreciably, the investor may detect an unusual opportunity in a lower-quality, higher-yielding bond. Conversely, if lower-quality bonds have significantly outperformed high-quality bonds over a period, the resulting narrowing of spreads may signal the need for caution. This "spread compression" may prompt portfolio managers to upgrade their portfolios with higher-quality bonds because they are no longer being adequately compensated for the risk of owning lower-quality bonds.

While quality spreads are a key metric for municipal bond investors, they represent just one of many factors considered in establishing a diversified bond portfolio. At Eaton Vance, we realize that complex markets require intensive research, a need that emphasizes once again the value of experienced, professional portfolio management.

                                 Sincerely,


                                 /s/ Thomas J. Fetter

                                 Thomas J. Fetter
                                 President
                                 November 5, 2003

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2003 MARKET RECAP

While the pace of job growth was disappointing, the U.S. economy improved noticeably in the six months ended September 30, 2003. The passage of significant tax legislation appeared to give consumer spending a boost. Capital spending, which has lagged the recovery rate of past expansions, was at last showing signs of recovery in late summer and early fall, as manufacturers of industrial equipment reported stronger orders.

TECHNOLOGY, RETAILING AND CONSTRUCTION HAVE LED THE ECONOMY IN THE EARLY STAGES OF RECOVERY...

A nascent recovery was evident in several key sectors of the economy. Technology companies, especially semiconductor manufacturers and suppliers, have reported robust demand. The manufacturing sector also saw a pickup in activity, with industrial segments, such as machine tools, faring well, as factories began to refit their plants. The retail sector - with the exception of weak auto sales - was very strong, as consumer confidence rose and tax cuts filtered into consumers' pockets. Despite a rise in mortgage rates, residential construction maintained its strong momentum, although the commercial side was quite sluggish.

WITH SLOW JOB GROWTH AND MANAGEABLE INFLATION, THE FEDERAL RESERVE HAS KEPT INTEREST RATES LOW...

Gross Domestic Product expanded 3.3% in the second quarter of 2003, followed by a 7.2% rise in the third quarter. However, despite the rebounding economy, the labor market remained stagnant through much of the year - the nation's jobless rate was 6.1% in September 2003. While large employers were slow to rehire, the pace of layoffs slowed considerably. Job growth was stronger among temporary agencies and smaller firms, which have generated the lion's share of new jobs in recent years.

Core inflation has generally been contained. Prices for finished goods, consumer staples and services have seen little change. However, prices for some commodities have witnessed a sharp rise, including lumber, plywood, steel and natural gas. Mean-while, gasoline prices, which spiked dramatically during the prime summer driving season, have since fallen back slightly. With inflation largely held at bay, the Federal Reserve has maintained an accommodative monetary policy. The Fed lowered its Federal Funds rate - a key short-term interest rate barometer - to 1.00% in June.

[CHART]

Intermediate-term municipal bond yields
     were 86% of Treasury yields

5-Year AAA-rated
General Obligation (GO) Bonds*           2.43%

Taxable equivalent yield
in 35.0% tax bracket                     3.74%

5-Year Treasury Bond                     2.82%

Principal and interest payments of Treasury securities are guaranteed by U.S. government.

* GO yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund's yield. Statistics as of September 30, 2003.

Past performance is no guarantee of future results:
Source: Bloomberg, L.P.

However, while the decline in short-term interest rates helped revive the stock market, longer-term interest rates moved slightly higher, prompting a bond market pullback. Ten-year Treasury bond yields - which were at 3.80% at March 31
- rose to 3.93% by September 30, 2003 in response to a reviving economy. The Lehman Brothers Municipal Bond Index had a total return of 2.66% for the six months ended September 30, 2003.*

FACING RISING BUDGET SHORTFALLS, BELEAGUERED STATES HAVE BEEN FORCED TO RAISE TAXES...

Despite lower federal tax rates, the rationale for tax-exempt income has remained intact. Many state governments have enacted income tax hikes and fee increases to make up for revenue shortfalls and budget deficits. Thus, while one portion of the tax burden has fallen, another portion has grown more onerous for many taxpayers. For that reason, we believe that municipal bonds will continue to present interesting investment opportunities and to merit a place in the portfolios of tax-conscious investors.

   *It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2003 INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

MANAGEMENT UPDATE

- The U.S. economy gathered new momentum in 2003. Consumer-based sectors, such as retail, have mounted a recovery, housing remains relatively strong and manufacturing appears to be on the mend in many parts of the nation. The U.S. jobless rate was 6.1% in September 2003, up from 5.6% a year ago.

- Electric utility bonds were the Portfolio's largest weighting at September 30, 2003. These essential service issuers receive revenues from user fees and are typically considered less economically-sensitive than industrial issuers.

- Insured* transportation bonds were prominent in the Portfolio. Investments included bonds that financed a representative array of the nation's transportation infrastructure, such as turnpikes, highways, airports, bridges and tunnels and port facilities.

- While hospital bonds remained large holdings, management was very selective. Management focused on institutions that we believe have good demographic and market positions, favorable cost structures and established reputations for health care specialties.

- Management adjusted the Portfolio's coupon structure with changing market conditions and improved call protection. With the prospect of increased refundings, call protection remains a very important consideration for municipal investors.

PORTFOLIO STATISTICS(6)

- Number of Issues:                         183
- Effective Maturity:                       8.6 years
- Average Rating:                           A+
- Average Call:                             7.9 years
- Average Dollar Price:                     $105.70

THE FUND

- During the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares had total returns of 3.07%, 2.60% and 2.66%, respectively.(1) For Class A, this return resulted from an increase in net asset value (NAV) per share to $10.35 on September 30, 2003 from $10.25 on March 31, 2003, and the reinvestment of $0.212 in tax-free income.(2) For Class B, this return resulted from an increase in NAV to $10.35 per share from $10.26, and the reinvestment of $0.173 per share in tax-free income.(2) For Class C, this return resulted from an increase in NAV to $9.70 per share from $9.61, and the reinvestment of $0.164 per share in tax-free income.(2)

- Based on the most recent distributions and NAVs on September 30, 2003 of $10.35 per share for Class A and Class B and $9.70 per share for Class C, distribution rates were 4.11%, 3.38% and 3.38%, respectively.(3) The distribution rates of Class A, Class B and Class C shares are equivalent to taxable rates of 6.32%, 5.20% and 5.20%, respectively.(4)

- The SEC 30-day yields for Class A, B and C shares at September 30, 2002 were 3.77%, 3.11% and 3.11%, respectively.(5) The SEC 30-day yields of Class A, B and C shares are equivalent to taxable yields of 5.80%, 4.78% and 4.78%, respectively.(4)

RATING DISTRIBUTION(6)

[CHART]

AAA                     38.2%
AA                       8.2%
A                       21.6%
BBB                     18.1%
B                        0.8%
Non-Rated               13.1%

* Private insurance does not decrease the risk of loss of principal associated with this investment.

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(7)                                CLASS A    CLASS B    CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset
  value)
One Year                                        4.41%      3.61%      3.66%
Five Years                                      4.47       3.65       3.64
Ten Years                                       N.A.       3.98       N.A.
Life of Fund+                                   5.47       4.73       3.86
SEC Average Annual Total Returns (including
  sales charge or applicable CDSC)
One Year                                        2.05%      0.61%      2.66%
Five Years                                      3.99       3.65       3.64
Ten Years                                       N.A.       3.98       N.A.
Life of Fund+                                   5.14       4.73       3.86

+Inception Dates - Class A: 6/27/96; Class B: 5/22/92; Class C:12/8/93

5 LARGEST SECTORS(6)

By net assets

[CHART]

Electric Utilities                      15.0%
Insured - Transportation*               13.9%
Hospital                                10.7%
Escrowed/Pre-refunded                    7.6%
Industrial Development Revenue           5.4%

(1) These returns do not include the 2.25% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) A portion of the Fund's income may be subject to federal income and/or alternative minimum tax; income may be subject to state and local income tax. (3) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value (NAV). (4) Taxable-equivalent rates assume maximum 35.00% federal income tax rate. A lower rate would result in lower tax-equivalent figures. (5) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (6) Portfolio Statistics, Rating Distribution and 5 Largest Sectors are as of 9/30/03 only and may not be representative of the Portfolio's current or future investments. (7) Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC returns for Class A reflect the maximum 2.25% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 3% - 1st year; 2.5% - 2nd year; 2% - 3rd year; 1% - 4th year; Class C shares are subject to 1% CDSC within 1st year.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Yield will vary.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2003 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2003

ASSETS

Investment in National Limited Maturity Municipals
   Portfolio, at value (identified cost, $209,047,137)               $   217,882,847
Receivable for Fund shares sold                                              833,890
------------------------------------------------------------------------------------
TOTAL ASSETS                                                         $   218,716,737
------------------------------------------------------------------------------------

LIABILITIES

Dividends payable                                                    $       301,260
Payable for Fund shares redeemed                                             129,668
Payable to affiliate for distribution and service fees                         8,481
Payable to affiliate for Trustees' fees                                           23
Accrued expenses                                                              30,357
------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    $       469,789
------------------------------------------------------------------------------------
NET ASSETS                                                           $   218,246,948
------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                      $   214,944,593
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                          (5,495,938)
Accumulated distributions in excess of net investment
   income                                                                    (37,417)
Net unrealized appreciation from Portfolio (computed on
   the basis of identified cost)                                           8,835,710
------------------------------------------------------------------------------------
TOTAL                                                                $   218,246,948
------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                           $   122,279,175
SHARES OUTSTANDING                                                        11,819,560
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                      $         10.35
Maximum Offering Price Per Share
   (100 DIVIDED BY 97.75 of $10.35)                                  $         10.59

CLASS B SHARES

NET ASSETS                                                           $    37,621,680
SHARES OUTSTANDING                                                         3,634,228
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                      $         10.35

CLASS C SHARES

NET ASSETS                                                           $    58,346,093
SHARES OUTSTANDING                                                         6,016,480
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest
   outstanding)                                                      $          9.70


On sales of $100,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

For the Six Months Ended
September 30, 2003

INVESTMENT INCOME

Interest allocated from Portfolio                                    $     5,316,230

Expenses allocated from Portfolio                                           (553,325)
------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                 $     4,762,905
------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                          $         1,798
Distribution and service fees
   Class A                                                                    91,274
   Class B                                                                   155,862
   Class C                                                                   233,747
Transfer and dividend disbursing agent fees                                   54,623
Registration fees                                                             40,963
Custodian fee                                                                 14,052
Printing and postage                                                           7,941
Legal and accounting services                                                  7,843
Miscellaneous                                                                  5,121
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                       $       613,224
------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                $     4,149,681
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss)--
   Investment transactions (identified cost basis)                   $       606,291
Financial futures contracts                                                 (127,486)
------------------------------------------------------------------------------------
NET REALIZED GAIN                                                    $       478,805
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                               $     2,164,328
   Financial futures contracts                                              (790,842)
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                 $     1,373,486
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     $     1,852,291
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $     6,001,972
------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED
INCREASE (DECREASE)                                       SEPTEMBER 30, 2003    YEAR ENDED
IN NET ASSETS                                             (UNAUDITED)           MARCH 31, 2003
--------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                  $        4,149,681    $        6,591,440
   Net realized gain (loss)                                          478,805            (2,545,310)
   Net change in unrealized appreciation (depreciation)            1,373,486             7,943,625
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $        6,001,972    $       11,989,755
--------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                             $       (2,516,975)   $       (4,672,945)
      Class B                                                       (589,747)             (789,511)
      Class C                                                       (881,992)           (1,197,430)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                       $       (3,988,714)   $       (6,659,886)
--------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                             $       16,698,115    $       58,794,542
      Class B                                                     11,408,962            30,100,909
      Class C                                                     22,628,777            47,068,652
   Net asset value of shares issued to shareholders in
      payment of distributions declared
      Class A                                                      1,208,584             2,087,557
      Class B                                                        263,370               339,580
      Class C                                                        434,881               550,438
   Cost of shares redeemed
      Class A                                                    (18,649,999)          (32,132,993)
      Class B                                                     (4,692,760)           (5,646,432)
      Class C                                                    (11,830,555)          (21,500,930)
   Net asset value of shares exchanged
      Class A                                                      2,242,967             3,562,128
      Class B                                                     (2,242,967)           (3,562,128)
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                $       17,469,375    $       79,661,323
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $       19,482,633    $       84,991,192
--------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                    $      198,764,315    $      113,773,123
--------------------------------------------------------------------------------------------------
AT END OF PERIOD                                          $      218,246,948    $      198,764,315
--------------------------------------------------------------------------------------------------

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
INCOME INCLUDED IN NET ASSETS

AT END OF PERIOD                                          $          (37,417)   $         (198,384)
--------------------------------------------------------------------------------------------------

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                         SEPTEMBER 30, 2003  ---------------------------------------------------------------------
                                         (UNAUDITED)(1)        2003(1)      2002(1)(2)        2001        2000(1)          1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $    10.250      $     9.860   $    10.040    $     9.790   $    10.490    $    10.580
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $     0.221      $     0.461   $     0.485    $     0.531   $     0.516    $     0.519
Net realized and unrealized gain (loss)           0.092            0.395        (0.152)         0.241        (0.692)        (0.090)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     0.313      $     0.856   $     0.333    $     0.772   $    (0.176)   $     0.429
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $    (0.213)     $    (0.466)  $    (0.513)   $    (0.522)  $    (0.524)   $    (0.519)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $    (0.213)     $    (0.466)  $    (0.513)   $    (0.522)  $    (0.524)   $    (0.519)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $    10.350      $    10.250   $     9.860    $    10.040   $     9.790    $    10.490
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    3.07%            8.90%         3.39%          8.12%        (1.68)%         3.89%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $   122,279      $   119,619   $    83,647    $    71,365   $    75,081    $    73,048
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     0.81%(5)         0.82%         0.91%          0.94%         1.03%          0.98%
   Expenses after custodian fee
      reduction(4)                                 0.81%(5)         0.81%         0.88%          0.93%         1.01%          0.97%
   Net investment income                           4.30%(5)         4.54%         4.85%          5.37%         5.14%          4.96%
Portfolio Turnover of the Portfolio                  14%              24%           12%            13%           27%            26%

(1) Net investment income per share was computed using the average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.83% to 4.85%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                       See notes to financial statements.

                                                                                   CLASS B
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                         SEPTEMBER 30, 2003  ---------------------------------------------------------------------
                                         (UNAUDITED)(1)        2003(1)      2002(1)(2)        2001        2000(1)          1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $    10.260      $     9.860   $    10.040    $     9.790   $    10.490    $    10.580
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $     0.183      $     0.381   $     0.409    $     0.461   $     0.438    $     0.412
Net realized and unrealized gain (loss)           0.082            0.405        (0.155)         0.232        (0.693)        (0.066)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     0.265      $     0.786   $     0.254    $     0.693   $    (0.255)   $     0.346
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $    (0.175)     $    (0.386)  $    (0.434)   $    (0.443)  $    (0.445)   $    (0.436)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                         $    (0.175)     $    (0.386)  $    (0.434)   $    (0.443)  $    (0.445)   $    (0.436)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $    10.350      $    10.260   $     9.860    $    10.040   $     9.790    $    10.490
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.60%            8.15%         2.58%          7.26%        (2.46)%         3.29%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $    37,622      $    32,517   $    10,638    $     7,840   $     6,452    $     5,450
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     1.56%(5)         1.57%         1.66%          1.68%         1.81%          1.73%
   Expenses after custodian fee
   reduction(4)                                    1.56%(5)         1.56%         1.63%          1.67%         1.79%          1.72%
   Net investment income                           3.53%(5)         3.75%         4.09%          4.61%         4.36%          4.23%
Portfolio Turnover of the Portfolio                  14%              24%           12%            13%           27%            26%

(1) Net investment income per share was computed using the average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.07% to 4.09%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                      See notes to financial statements.

                                                                                   CLASS C
                                         -----------------------------------------------------------------------------------------
                                         SIX MONTHS ENDED                           YEAR ENDED MARCH 31,
                                         SEPTEMBER 30, 2003  ---------------------------------------------------------------------
                                         (UNAUDITED)(1)        2003(1)      2002(1)(2)        2001        2000(1)          1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period      $     9.610      $     9.240   $     9.400    $     9.160   $     9.820    $     9.920
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                       $     0.171      $     0.357   $     0.379    $     0.423   $     0.401    $     0.407
Net realized and unrealized gain (loss)           0.083            0.379        (0.138)         0.225        (0.651)        (0.089)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS         $     0.254      $     0.736   $     0.241    $     0.648   $    (0.250)   $     0.318
----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                  $    (0.164)     $    (0.366)  $    (0.401)   $    (0.408)  $    (0.410)   $    (0.418)
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                         $    (0.164)     $    (0.366)  $    (0.401)   $    (0.408)  $    (0.410)   $    (0.418)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD            $     9.700      $     9.610   $     9.240    $     9.400   $     9.160    $     9.820
----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                    2.66%            8.12%         2.58%          7.25%        (2.57)%         3.24%
----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's omitted)   $    58,346      $    46,629   $    19,488    $     7,517   $     7,712    $    11,193
Ratios (As a percentage of average daily
   net assets):
   Expenses(4)                                     1.56%(5)         1.57%         1.66%          1.69%         1.90%          1.81%
   Expenses after custodian fee
      reduction(4)                                 1.56%(5)         1.56%         1.63%          1.68%         1.88%          1.80%
   Net investment income                           3.53%(5)         3.75%         4.05%          4.61%         4.26%          4.10%
Portfolio Turnover of the Portfolio                  14%              24%           12%            13%           27%            26%

(1) Net investment income per share was computed using the average shares outstanding.

(2) The Fund, through its investment in the Portfolio, has adopted the provisions of the revised AICPA Audit and Accouting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase net investment income per share by $0.002, and increase net realized and unrealized losses per share by $0.002, and increase the ratio of net investment income to average net assets from 4.03% to 4.05%. Per share data and ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                       See notes to financial statements.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND as of September 30, 2003 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance National Limited Maturity Municipals Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B shares held longer than (i) four years or
   (ii) the time at which the contingent deferred sales charge applicable to such shares expires will automatically convert to Class A shares. In addition, Class B shares acquired through the reinvestment of distributions will also convert to Class A shares in proportion to shares not acquired through reinvestment. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of paid shares of each class to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the National Limited Maturity Municipals Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund.

   C EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   D FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $4,831,650 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire as follows on: March 31, 2004, $1,216,547, March 31, 2005, $1,120,027, March 31,
   2006, $320,446, March 31, 2007, $60,400, March 31, 2009, $248,691, March 31,
   2010, $146,034 and March 31, 2011, $1,719,505. Dividends paid by the Fund from net interest on tax-exempt municipal bonds allocated from the Portfolio are not includable by shareholders as gross income for federal income tax purposes because the Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated Investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   G OTHER -- Investment transactions are accounted for on a trade-date basis.

   H INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Dividends are declared separately for each class of shares. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. The tax treatment of distributions for the calendar year will be reported to shareholders prior to February 1, 2004 and will be based on tax accounting methods which may differ from amounts determined for financial statement purposes.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                          SIX MONTHS ENDED
                                                          SEPTEMBER 30, 2003    YEAR ENDED
   CLASS A                                                (UNAUDITED)           MARCH 31, 2003
   -----------------------------------------------------------------------------------------------
   Sales                                                           1,622,393             5,791,770

   Issued to shareholders electing to receive payments
   of distributions
   in Fund shares                                                    117,143               205,741
   Redemptions                                                    (1,809,225)           (3,165,456)
   Exchange from Class B shares                                      218,183               351,348
   -----------------------------------------------------------------------------------------------
   Net increase                                                      148,494             3,183,403
   -----------------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                          SEPTEMBER 30, 2003    YEAR ENDED
   CLASS B                                                (UNAUDITED)           MARCH 31, 2003
   -----------------------------------------------------------------------------------------------
   Sales                                                           1,113,766             2,964,288

   Issued to shareholders electing to receive payments
   of distributions
   in Fund shares                                                     25,515                33,384
   Redemptions                                                      (457,354)             (555,356)
   Exchange to Class A shares                                       (218,087)             (350,985)
   -----------------------------------------------------------------------------------------------
   Net increase                                                      463,840             2,091,331
   -----------------------------------------------------------------------------------------------

                                                          SIX MONTHS ENDED
                                                          SEPTEMBER 30, 2003    YEAR ENDED
   CLASS C                                                (UNAUDITED)           MARCH 31, 2003
   -----------------------------------------------------------------------------------------------
   Sales                                                           2,342,614             4,947,861

   Issued to shareholders electing
   to receive payments of distributions
   in Fund shares                                                     45,070                57,945
   Redemptions                                                    (1,223,951)           (2,262,121)
   -----------------------------------------------------------------------------------------------
   Net increase                                                    1,163,733             2,743,685
   -----------------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the

   Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Fund was informed that Eaton Vance Management (EVM) earned $3,830 from the transfer agent for the six months ended September 30, 2003. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $12,514 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2003.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class B shares (Class B Plan) and for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan), (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 3% of the aggregate amount received by the Fund for Class B shares sold and 6.25% of Class C sales of the amount received by the Fund for each share sold and, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to or payable to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended September 30, 2003, the Fund paid or accrued $129,885 and $194,789 for Class B and Class C shares, respectively, to EVD, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At September 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $1,447,000 and $9,018,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees approved quarterly service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended September 30, 2003 amounted to $91,274, $25,977, and $38,958 for Class A, Class B, and Class C shares, respectively.

   Certain officers and Trustees of the Fund are officers or directors of EVD.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within four years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B and Class C shares acquired by reinvestment of dividends or capital gains distributions. The CDSC for Class B shares is imposed at declining rates that begin at 3% in the case of redemptions in the first year of purchase. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $32,000 and $15,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended September 30, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the six months ended September 30, 2003, aggregated $53,584,675 and $40,055,061, respectively.

8  SHAREHOLDER MEETING

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                      NUMBER OF SHARES
                                 -------------------------
   NOMINEE FOR TRUSTEE           AFFIRMATIVE      WITHHOLD
   --------------------------------------------------------
   Jessica M. Bibliowicz          14,385,975       114,054
   Donald R. Dwight               14,394,346       105,683
   James B. Hawkes                14,396,733       103,296
   Samuel L. Hayes, III           14,399,753       100,276
   William H. Park                14,401,754        98,275
   Norton H. Reamer               14,393,742       106,287
   Lynn A. Stout                  14,401,754        98,275

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 PORTFOLIO OF INVESTMENTS (Unaudited)

TAX-EXEMPT INVESTMENTS -- 98.7%

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
COGENERATION -- 2.2%

  $          1,965   Carbon County, PA, IDA, (Panther Creek Partners),
                     (AMT), 6.65%, 5/1/10                                                $     2,103,984
               455   New Jersey EDA, (Trigen-Trenton),
                     (AMT), 6.10%, 12/1/04                                                       456,961
               800   Pennsylvania EDA, (Resource Recovery-Northampton),
                     (AMT), 6.75%, 1/1/07                                                        823,808
             1,400   Pennsylvania EDA, (Resource Recovery-Colver),
                     (AMT), 7.05%, 12/1/10                                                     1,448,286
--------------------------------------------------------------------------------------------------------
                                                                                         $     4,833,039
--------------------------------------------------------------------------------------------------------

EDUCATION -- 4.5%

  $            200   Connecticut HEFA, (Quinnipiac College), 6.00%, 7/1/13               $       204,184
             2,000   Illinois Educational Facility Authority, (Art Institute
                     of Chicago), 4.45%, 3/1/34                                                2,012,420
             2,815   Missouri Health and Educational Facilities Authority,
                     (St. Louis University), 5.50%, 10/1/16                                    3,266,273
               850   New Hampshire HEFA, (Colby-Sawyer College),
                     7.20%, 6/1/12                                                               902,241
               425   New Jersey Educational Facilities Authority, (Steven's
                     Institute of Technology), 5.00%, 7/1/11                                     455,702
             1,235   New Jersey Educational Facilities Authority, (Steven's
                     Institute of Technology), 5.00%, 7/1/12                                   1,325,377
             1,700   University of Illinois, 0.00%, 4/1/15                                     1,022,363
             1,000   University of Illinois, 0.00%, 4/1/16                                       567,000
--------------------------------------------------------------------------------------------------------
                                                                                         $     9,755,560
--------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 15.0%

  $          1,000   Brazos River Authority, TX, (Reliant Energy, Inc.),
                     5.20%, 12/1/18                                                      $     1,083,770
             1,500   Brazos River Authority, TX, (Reliant Energy, Inc.),
                     5.375%, 4/1/19                                                            1,363,950
             1,000   Brazos River Authority, TX, PCR, (Texas Electric Co.),
                     (AMT), 4.25%, 5/1/33                                                      1,001,080
             1,500   California Department of Water Resource Power Supply,
                     5.125%, 5/1/18                                                            1,572,885
             3,000   Energy Northwest Washington Electric, (Columbia
                     Generating), 5.50%, 7/1/15                                                3,423,030
             1,000   Hillsborough County, FL, IDA, Pollution Control Revenue,
                     (Tampa Electric Co.), 5.10%, 10/1/13                                        990,820
             1,000   Illinois Development Finance Authority PCR,
                     (AMT), 5.00%, 6/1/28                                                      1,088,050
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     5.25%, 6/1/13                                                             1,094,660
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     5.50%, 9/1/14                                                             1,106,680
  $          1,000   New Hampshire Business Finance Authority
                     Pollution Control, (Central Maine Power Co.),
                     5.375%, 5/1/14                                                      $     1,071,700
             3,050   New York Energy Research and Development
                     Authority Facility, (AMT), 4.70%, 6/1/36                                  3,087,850
             4,000   North Carolina Eastern Municipal Power Agency,
                     5.375%, 1/1/13                                                            4,256,000
             4,000   North Carolina Municipal Power Agency, (Catawba),
                     5.50%,  1/1/13                                                            4,425,720
             1,000    North Carolina Municipal Power Agency, (Catawba),
                     6.375%,  1/1/13                                                           1,131,750
             1,250   Sam Rayburn, TX, Municipal Power Agency, Power
                     Supply System, 6.00%, 10/1/16                                             1,322,550
             1,000   San Antonio, TX, Electric and Natural Gas, 4.50%, 2/1/21                    995,770
             3,500   Wake County, NC, Industrial Facilities and Pollution
                     Control Financing Authority, (Carolina Power and
                     Light Co.), 5.375%, 2/1/17                                               3,753,785
--------------------------------------------------------------------------------------------------------
                                                                                         $    32,770,050
--------------------------------------------------------------------------------------------------------

ESCROWED / PREREFUNDED -- 7.6%

  $            140   Connecticut HEFA, (Sacred Heart University),
                     Prerefunded to 7/1/04, 6.00%, 7/1/08                                $       163,495
               540   Florence, KY, Housing Facilities, (Bluegrass Housing),
                     Escrowed to Maturity, 7.25%, 5/1/07                                         556,492
               475   Kimball, NE, EDA, (Clean Harbors), (AMT),
                     Prerefunded to 9/1/06, 10.75%, 9/1/26                                       605,045
             3,500   Maricopa County, AZ, IDA, Multifamily, Escrowed to
                     Maturity, 6.45%, 1/1/17                                                   4,031,090
               715   Maricopa County, AZ, IDA, Multifamily, Escrowed to
                     Maturity, 7.876%, 1/1/11                                                    864,557
             3,000   Massachusetts Turnpike Authority, Escrowed to
                     Maturity, 5.00%, 1/1/20                                                   3,292,350
             2,110   Metropolitan Transportation Authority of New York,
                     Prerefunded to 7/1/15, 5.50%, 7/1/17                                      2,487,964
             1,195   North Carolina Eastern Municipal Power Agency,
                     Escrowed to Maturity, 4.00%, 1/1/18                                       1,190,435
               500   Richardson, TX, Hospital Authority (Baylor/Richardson
                     Medical Center), Prerefunded to 12/01/03,
                     6.50%,  12/1/12                                                             512,080
               705   Saint Tammany, LA, Public Trust Finance Authority,
                     (Christwood), Escrowed to Maturity, 8.75%, 11/15/05                         765,686
               750   Triborough Bridge and Tunnel Authority, NY, Escrowed to
                     Maturity, 5.00%, 1/1/20                                                     822,067
             1,000   Triborough Bridge and Tunnel Authority, NY, Escrowed to
                     Maturity, 5.75%, 1/1/12                                                   1,180,040
--------------------------------------------------------------------------------------------------------
                                                                                         $    16,471,301
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS -- 4.3%

  $          1,000   Keller, TX, Independent School District,
                     0.00%, 8/15/11                                                      $       744,030
               500   Kershaw County, SC, School District, 5.00%, 2/1/18                          532,755
             1,650   McAllen, TX, Independent School District,
                     (PSF), 4.50%, 2/15/18                                                     1,669,849
             1,500   New York City, NY, 5.625%, 12/1/13                                        1,651,770
             1,250   New York City, NY, 5.75%, 8/1/16                                          1,373,800
             2,000   New York City, NY, 5.875%, 8/15/13                                        2,205,460
             1,000   Virginia Public School
                     Authority, (School Financing-1997
                     Resolution), 5.00%, 8/1/13                                                1,110,870
--------------------------------------------------------------------------------------------------------
                                                                                         $     9,288,534
--------------------------------------------------------------------------------------------------------

HEALTH CARE-MISCELLANEOUS -- 1.2%

  $          2,000   Illinois HFA, (Lutheran Social Services),
                     6.125%, 8/15/10                                                     $     1,965,800
               150   Pittsfield Township, MI, EDC, (Arbor Hospice),
                     7.875%, 8/15/27                                                             144,225
               544   Tax Revenue Exempt Securities Trust, Community Health
                     Provider, (Pooled Loan Program Various States Trust
                     Certificates), 6.00%, 12/1/36                                               550,313

--------------------------------------------------------------------------------------------------------
                                                                                         $     2,660,338
--------------------------------------------------------------------------------------------------------

HOSPITAL -- 10.7%

  $            550   Colorado Health Facilities Authority, (Parkview
                     Medical Center), 5.75%, 9/1/09                                      $       606,507
               500   Colorado Health Facilities Authority, (Parkview
                     Memorial Hospital), 6.125%, 9/1/25                                          525,740
               125   Connecticut HEFA, (Griffin Hospital), 6.00%, 7/1/13                         127,556
             2,500   Cuyahoga County, OH, (Cleveland Clinic Health System),
                     6.00%, 1/1/17                                                             2,771,325
               565   Forsyth County, GA, Hospital Authority, (Georgia Baptist
                     Health Care System), 6.00%, 10/1/08                                         621,280
               100   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.00%, 10/1/05                                         103,070
               100   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.10%, 10/1/06                                         103,898
               225   Michigan Hospital Finance Authority, (Central Michigan
                     Community Hospital), 6.20%, 10/1/07                                         234,992
               700   Michigan Hospital Finance Authority, (Gratiot Community
                     Hospital), 6.10%, 10/1/07                                                   729,862
             2,000   Michigan Hospital Finance Authority, (Henry Ford Health
                     System), 5.50%, 3/1/14                                                    2,165,680
             1,000   Michigan Hospital Finance Authority, (Memorial Healthcare
                     Center), 5.875%, 11/15/21                                                   997,710
               300   New Hampshire HEFA, (Littleton Hospital Association),
                     5.45%, 5/1/08                                                               295,383
  $          1,140   New Jersey Health Care Facilities Financing Authority,
                     (Capital Health System), 5.125%, 7/1/12                             $     1,167,269
             2,780   New York Dormitory Authority, (Lenox Hill Hospital),
                     5.75%, 7/1/15                                                             3,054,469
             2,185   Oklahoma Development Finance Authority, (Hillcrest
                     Health System), 5.00%, 8/15/09                                            1,819,865
             2,000   Orange County, FL, Health Facilities Authority,
                     (Adventist Health System), 5.25%, 11/15/18                                2,074,140
             2,000   Orange County, FL, Health Facilities Authority,
                     (Adventist Health System), 6.375%, 11/15/20                               2,214,440
               465   San Gorgonio, CA, Memorial Health Care District,
                     5.60%, 5/1/11                                                               452,584
             2,000   South Carolina Jobs-Economic Development Authority,
                     (Palmetto Health Alliance), 6.00%, 8/1/12                                 2,124,120
             1,000   Sullivan County, TN, Health Educational and
                     Housing Facility Board, (Wellmont Health System),
                     6.75%, 9/1/15                                                             1,136,110
--------------------------------------------------------------------------------------------------------
                                                                                         $    23,326,000
--------------------------------------------------------------------------------------------------------

HOUSING -- 0.7%

  $            600   Georgia Private Colleges and Universities Authority,
                     Student Housing Revenue, (Mercer Housing Corp.),
                     6.00%, 6/1/31                                                       $       611,916
               695   Sandaval County, NM, Multifamily , 6.00%, 5/1/32                            694,958
               165   Texas Student Housing Corp., (University of Northern
                     Texas), 9.375%, 7/1/06                                                      161,621
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,468,495
--------------------------------------------------------------------------------------------------------

INDUSTRIAL DEVELOPMENT REVENUE -- 5.4%

  $            390   Austin, TX, (Cargoport Development LLC),
                     (AMT), 7.50%, 10/1/07                                               $       393,132
               435   Austin, TX, (Cargoport Development LLC),
                     (AMT), 8.30%, 10/1/21                                                       460,256
               500   Cartersville, GA, Development Authority Waste and
                     Wastewater Facility, (Anheuser-Busch),
                     (AMT), 5.10%, 2/1/12                                                        541,990
             1,185   Connecticut Development Authority, (Frito Lay),
                     6.375%, 7/1/04                                                            1,186,908
               800   Dickinson County, MI, EDC, (International Paper Co.),
                     5.75%, 6/1/16                                                               844,608
             1,630   Houston, TX, Industrial Development Corp.,
                     (AMT), 6.375%, 1/1/23                                                     1,659,421
               500   Jones County, MS, (International Paper),
                     (AMT), 5.80%, 10/1/21                                                       503,770
             1,000   Los Angeles, CA, Regional Airports Improvements Corp.,
                     (Los Angeles International Terminal Four), 7.125%, 12/1/24                  879,090
             1,000   Michigan Job Development Authority, (General Motors
                     Corp.), PCR, 5.55%, 4/1/09                                                1,001,580

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT REVENUE (CONTINUED)

  $          1,000   New Jersey EDA, (Continental Airlines),
                     (AMT), 6.25%, 9/15/19                                               $       850,950
             1,000   New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27                        996,000
             1,500   Nez Perce County, ID, PCR, (Potlatch Corp.),
                     6.125%, 12/1/07                                                           1,500,165
               790   Ohio Economic Development, (Ohio Enterprise Bond Fund),
                     (AMT), 5.25%, 12/1/15                                                       824,231
                56   Robbins, IL, Resource Recovery, (AMT), 0.00%, 10/15/09                       17,077
                19   Robbins, IL, Resource Recovery, (AMT), 7.25%, 10/15/09                       13,713
               121   Robbins, IL, Resource Recovery, (AMT), 7.25%, 10/15/24                       54,990
               180   Robbins, IL, Resource Recovery, (AMT),
                     8.375%, 10/15/16(1)                                                             270
                70   Robbins, IL, Resource Recovery, (AMT),
                     8.375%, 10/15/16(1)                                                             105
--------------------------------------------------------------------------------------------------------
                                                                                         $    11,728,256
--------------------------------------------------------------------------------------------------------

INSURED-EDUCATION -- 0.1%

  $            500   Southern Illinois University, Housing and Auxiliary
                     Facilities, (MBIA), 0.00%, 4/1/17                                   $       269,070
--------------------------------------------------------------------------------------------------------
                                                                                         $       269,070
--------------------------------------------------------------------------------------------------------

INSURED-ELECTRIC UTILITIES -- 3.5%

  $            750   California Pollution Control Financing Authority, PCR,
                     (Pacific Gas and Electric), (MBIA), 5.35%, 12/1/16                  $       817,523
             1,010   Energy Northwest Washington Electric,
                     (FSA), 5.50%, 7/1/13                                                      1,150,077
             1,000   Long Island Power Authority, NY, Electric System Revenue,
                     (FSA), 5.25%, 12/1/14                                                     1,159,080
             1,975   Long Island Power Authority, NY, Electric System Revenue,
                     (XLCA), 5.25%, 12/1/13                                                    2,165,489
               500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/11                             573,360
               500   Muscatine, IA, Electric, (AMBAC), 5.50%, 1/1/12                             574,010
             1,000   Puerto Rico Electric Power Authority,
                     (XLCA), 5.375%, 7/1/18                                                    1,147,220
--------------------------------------------------------------------------------------------------------
                                                                                         $     7,586,759
--------------------------------------------------------------------------------------------------------

INSURED-ESCROWED / PREREFUNDED -- 1.2%

  $          1,000   Metropolitan Transportation Authority, NY, Commuter
                     Facilities, (AMBAC), Escrowed to Maturity,
                     5.00%, 7/1/20                                                       $     1,069,450
             1,000   Metropolitan Transportation Authority, NY, Transit Facilities,
                     (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18                             1,083,530
               500   Metropolitan Transportation Authority, NY, Transit Facilities,
                     (MBIA), Escrowed to Maturity, 5.00%, 7/1/17                                 545,950
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,698,930
--------------------------------------------------------------------------------------------------------

INSURED-GENERAL OBLIGATIONS -- 4.7%

  $            250   Brighton, MI, School District, (AMBAC), 0.00%, 5/1/20               $       114,203
             2,500   Chicago, IL, (Central Loop Redevelopment), (XLCA),
                     0.00%, 12/1/08                                                            2,173,900
               150   Hartland, MI, School District, (FGIC), 5.125%, 5/1/17                       160,187
             1,000   Hillsborough Township, NJ, School District,
                     (FSA), 5.375%, 10/1/18                                                    1,146,060
             1,850   New York, NY, (FGIC), 5.50%, 6/1/12                                       2,128,407
             2,000   New York, NY,
                     (FGIC), 5.75%, 3/15/11                                                    2,320,020
             1,400   Springfield, OH, City School District,
                     (FGIC), 5.00%, 12/1/17                                                    1,523,592
             1,000   St. Louis, MO, Board of Education,
                     (FSA), 0.00%, 4/1/16                                                        582,460
--------------------------------------------------------------------------------------------------------
                                                                                         $    10,148,829
--------------------------------------------------------------------------------------------------------

INSURED-HOSPITAL -- 1.7%

  $            375   Akron, Bath and Copley, OH, Township, Hospital District,
                     (Childrens Hospital Center), (FSA), 5.25%, 11/15/15                 $       415,283
             1,180   Akron, Bath and Copley, OH, Township, Hospital District,
                     (Childrens Hospital Center), (FSA), 5.25%, 11/15/16                       1,300,667
             2,000   El Paso County, TX, Hospital District,
                     (MBIA), 0.00%, 8/15/06                                                    1,899,580
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,615,530
--------------------------------------------------------------------------------------------------------

INSURED-INDUSTRIAL DEVELOPMENT REVENUE -- 1.5%

  $            215   Connecticut Airport, (Bradley International Airport),
                     Signature Flight, (FGIC), 7.40%, 10/1/04                            $       221,695
             2,000   Forsyth, MT, PCR, (Avista Corp.), (AMBAC),
                     5.00%, 10/1/32(2)                                                         2,213,360
               500   Monroe County, MI, (Detroit Edison), (AMBAC),
                     (AMT), 6.35%, 12/1/04                                                       529,290
               400   Piedmont, SC, Municipal Power Agency, (MBIA),
                     5.00%, 1/1/15                                                               420,220
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,384,565
--------------------------------------------------------------------------------------------------------

INSURED-LEASE REVENUE / CERTIFICATES OF PARTICIPATION -- 1.2%

  $          1,000   Laredo, TX, Certificates of Obligation,
                     (MBIA), 4.50%, 2/15/17                                              $     1,016,430
             2,100   Texas Public Finance Authority, (MBIA), 0.00%, 2/1/12                     1,510,740
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,527,170
--------------------------------------------------------------------------------------------------------

INSURED-MISCELLANEOUS -- 0.5%

  $          1,000   Missouri Development Finance Board Cultural Facility,
                     (Nelson Gallery Foundation), (MBIA), 5.25%, 12/1/14                 $     1,111,350
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,111,350
--------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
INSURED-SOLID WASTE -- 0.6%

  $          1,175   Massachusetts Development Finance Agency,
                     (Semass System), (MBIA), 5.625%, 1/1/12                             $     1,342,156
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,342,156
--------------------------------------------------------------------------------------------------------

INSURED-SPECIAL TAX REVENUE -- 0.5%

  $          1,000   Reno, NV, Capital Improvements,
                     (FGIC), 5.625%, 6/1/14                                              $     1,140,410
--------------------------------------------------------------------------------------------------------
                                                                                         $     1,140,410
--------------------------------------------------------------------------------------------------------

INSURED-TRANSPORTATION -- 13.9%

  $          2,295   Chicago, IL, O'Hare International Airport,
                     (MBIA), (AMT), 5.75%, 1/1/17                                        $     2,514,792
             1,000   Denver, CO, City and County Airport,
                     (FSA), (AMT), 5.00%, 11/15/11                                             1,086,450
             1,640   Denver, CO, City and County Airport,
                     (MBIA), 6.00%, 11/15/11                                                   1,907,041
             1,090   Guam International Airport Authority,
                     (MBIA), 5.25%, 10/1/15                                                    1,229,694
             1,000   Houston, TX, Airport System,
                     (FGIC), (AMT), 5.50%, 7/1/12                                              1,108,190
             2,000   Kenton County, KY, Airport, (Cincinnati/Northern Kentucky),
                     (MBIA), (AMT), 5.625%, 3/1/13                                             2,227,280
             2,500   Massachusetts Port Authority, (Delta Airlines),
                     (AMBAC), (AMT), 5.50%, 1/1/15                                             2,692,875
             1,000   Miami-Dade County, FL, Aviation, (Miami International
                     Airport), (FGIC), (AMT), 5.50%, 10/1/13                                   1,115,030
             1,430   Minneapolis and St. Paul, MN, Metropolitan Airports
                     Commission Airport, (FGIC), (AMT), 6.00%, 1/1/11                          1,621,234
             2,000   Minneapolis and St. Paul, MN, Metropolitan Airport
                     Commission, (FGIC), (AMT), 5.25%, 1/1/11                                  2,196,160
             2,000   New Jersey Transportation Trust Fund Authority,
                     (FSA), 5.50%, 10/1/14                                                     2,304,400
             1,000   Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/18                          1,155,010
             1,000   Port Seattle, WA, (MBIA), (AMT), 6.00%, 2/1/11                            1,152,640
             2,635   San Francisco, CA, City and County International Airport
                     Commission, (FGIC), 5.00%, 5/1/19                                         2,771,256
             2,500   Triborough Bridge and Tunnel Authority, NY,
                     (MBIA), 5.50%, 11/15/18                                                   2,911,500
             2,000   Wayne Charter County, MI, Metropolitan Airport,
                     (FGIC), (AMT), 5.50%, 12/1/15                                             2,198,460
--------------------------------------------------------------------------------------------------------
                                                                                         $    30,192,012
--------------------------------------------------------------------------------------------------------

INSURED-WATER AND SEWER -- 1.0%

  $          2,000   Honolulu, HI, Wastewater System,
                     (FGIC), 0.00%, 7/1/11                                               $     1,494,920
               630   Kannapolis, NC, Water & Sewer,
                     (FSA), (AMT), 4.50%, 2/1/12                                                 661,273
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,156,193
--------------------------------------------------------------------------------------------------------

NURSING HOME -- 1.1%

  $            870   Clovis, NM, IDR, (Retirement Ranches, Inc.),
                     7.75%, 4/1/19                                                       $       903,686
               710   Massachusetts IFA, (Age Institute of Massachusetts),
                     7.60%, 11/1/05                                                              710,199
               305   Okaloosa County, FL, Retirement Rental Housing,
                     (Encore Retirement Partners), 5.25%, 2/1/04                                 302,722
               493   Wisconsin HEFA, (Wisconsin Illinois Senior Housing),
                     7.00%, 8/1/29                                                               462,558
--------------------------------------------------------------------------------------------------------
                                                                                         $     2,379,165
--------------------------------------------------------------------------------------------------------

OTHER REVENUE -- 4.1%

  $            890   Barona, CA, (Band of Mission Indians), 8.25%, 1/1/20                $       936,458
             2,000   California Statewide Communities Development Authority,
                     (East Valley Tourist Development Authority),
                     8.25%, 10/1/14                                                            1,874,160
             1,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                     8.95%, 10/1/33                                                            1,108,170
             1,000   Capital Trust Agency, FL, (Seminole Tribe Convention),
                     10.00%, 10/1/33                                                           1,179,810
               900   Iowa Finance Authority, (Southbridge Mall),
                     6.375%, 12/1/13                                                             831,978
             1,000   Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11                       1,051,670
             1,080   New York, United Nations Development Corp.,
                     5.00%, 7/1/06                                                             1,082,905
               500   Saint Louis, MO, IDA, (Saint Louis Convention Center),
                     (AMT), 7.20%, 12/15/28                                                      491,880
               435   Santa Fe, NM, (Crow Hobbs), 8.25%, 9/1/05                                   431,337
--------------------------------------------------------------------------------------------------------
                                                                                         $     8,988,368
--------------------------------------------------------------------------------------------------------

POOLED LOANS -- 1.9%

  $          1,900   Arizona Educational Loan Marketing Corp.,
                     (AMT), 6.25%, 6/1/06                                                $     2,049,872
             1,000   Arizona Student Loan Acquisition Authority,
                     (AMT), 7.625%, 5/1/10                                                     1,039,780
             1,000   Arkansas State Student Loan Authority,
                     (AMT), 6.25%, 6/1/10                                                      1,047,840
--------------------------------------------------------------------------------------------------------
                                                                                         $     4,137,492
--------------------------------------------------------------------------------------------------------

SENIOR LIVING / LIFE CARE -- 1.6%

  $            775   Albuquerque, NM, Retirement Facilities, (La Vida Liena
                     Retirement Center), 6.60%, 12/15/28                                 $       757,237
             1,105   Arizona Health Facilities Authority, (Care Institute,
                     Inc.-Mesa), 7.625%, 1/1/06(3)                                               937,206
               500   Kansas City, MO, IDR, (Kingswood Manor),
                     5.80%, 11/15/17                                                             455,020
               245   Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30                       229,300

                       See notes to financial statements.

PRINCIPAL AMOUNT
(000'S OMITTED)         SECURITY                                                         VALUE
--------------------------------------------------------------------------------------------------------
SENIOR LIVING / LIFE CARE (CONTINUED)

  $            360   Mesquite, TX, Health Facilities Development, (Christian
                     Care Centers) , 7.00%, 2/15/10                                      $       372,931
               395   Michigan Hospital Finance Authority, (Presbyterian Villages),
                     6.20%, 1/1/06                                                               398,413
               495   North Miami, FL, Health Facilities Authority, (Imperial
                     Club), 6.75%, 1/1/33                                                        421,468
--------------------------------------------------------------------------------------------------------
                                                                                         $     3,571,575
--------------------------------------------------------------------------------------------------------

SPECIAL TAX REVENUE -- 3.2%

  $          1,500   Brentwood, CA, Infrastructure Financing Authority,
                     6.375%, 9/2/33                                                      $     1,538,715
               500   Cottonwood, CO, Water and Sanitation District,
                     7.75%, 12/1/20                                                              533,070
             2,000   Detroit, MI, Downtown Development Authority Tax Increment,
                     0.00%, 7/1/21                                                               762,000
               500   Fishhawk, FL, Community Development District II,
                     5.00%, 11/1/07                                                              499,885
               250   Frederick County, MD, Urbana Community
                     Development Authority, 6.625%, 7/1/25                                       256,198
               500   Gateway, FL, Services Community Development District,
                     (Stoneybrook), 5.50%, 7/1/08                                                501,300
               345   Heritage Palms Community Development District, FL,
                     Capital Improvements, 6.25%, 11/1/04                                        346,176
               315   Longleaf, FL, Community Development District,
                     6.20%, 5/1/09                                                               290,159
             1,000   New York Local Government Assistance Corp.,
                     5.25%, 4/1/16                                                             1,123,610
               165   Stoneybrook, FL, West Community Development District,
                     6.45%, 5/1/10                                                               167,414
               850   Tiverton, RI, Obligation Tax Increment, (Mount Hope
                     Bay Village), 6.00%, 5/1/09                                                 852,542
--------------------------------------------------------------------------------------------------------
                                                                                         $     6,871,069
--------------------------------------------------------------------------------------------------------

TRANSPORTATION -- 4.6%

  $          1,170   Delaware River Joint Toll Bridge Commission, PA,
                     5.25%, 7/1/15                                                       $     1,290,557
               300   Eagle County, CO, Airport Terminal Corp., (American
                     Airlines), (AMT), 6.75%, 5/1/06                                             294,915
             2,500   Louisiana Offshore Terminal Authority, Deepwater Port
                     Revenue, (Loop, LLC), 5.25%, 9/1/15                                       2,670,275
             2,000   New Jersey Transportation Trust Fund Authority,
                     (Transportation System), 5.50%, 6/15/14                                   2,265,960
             1,000   Northwest Arkansas Regional Airport Authority,
                     (AMT), 7.625%, 2/1/27                                                     1,072,350
             1,000   Port Authority of New York and New Jersey,
                     5.375%, 3/1/28                                                            1,079,420
             1,300   Port Authority of New York and New Jersey,
                     (AMT), 5.50%, 7/15/12                                                     1,395,992
--------------------------------------------------------------------------------------------------------
                                                                                         $    10,069,469
--------------------------------------------------------------------------------------------------------

WATER AND SEWER -- 0.2%

  $            500   Michigan Municipal Bond Authority, (Drinking Water),
                     5.25%, 10/1/19                                                      $       546,270
--------------------------------------------------------------------------------------------------------
                                                                                         $       546,270
--------------------------------------------------------------------------------------------------------

TOTAL TAX-EXEMPT INVESTMENTS -- 98.7%
  (IDENTIFIED COST $205,415,163)                                                         $   215,037,955
--------------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.3%                                                   $     2,844,902
--------------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                                     $   217,882,857
--------------------------------------------------------------------------------------------------------

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FSA - Financial Security Assurance, Inc.

FGIC - Financial Guaranty Insurance Company

AMBAC - AMBAC Financial Group, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At September 30, 2003, the concentration of the Portfolio's investments in the various states, determined as a percentage of net assets, is as follows:

New York                                                                                            16.6%
--------------------------------------------------------------------------------------------------------
Others, representing less than 10%
individually                                                                                        82.1%
--------------------------------------------------------------------------------------------------------

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2003, 30.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.6% to 10.3% of total investments.

(1) Non-income producing security.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3) The Portfolio is accruing only partial interest on this security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2003

ASSETS

Investments, at value (identified cost, $205,415,163)                      $  215,037,955
Receivable for investments sold                                                   527,469
Interest receivable                                                             3,394,651
-----------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  218,960,075
-----------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                        $      700,000
Payable for daily variation margin on open financial futures contracts            299,377
Due to bank                                                                        68,332
Accrued expenses                                                                    9,509
-----------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $    1,077,218
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $  217,882,857
-----------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $  209,047,146
Net unrealized appreciation (computed on the basis of identified cost)          8,835,711
-----------------------------------------------------------------------------------------
TOTAL                                                                      $  217,882,857
-----------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2003

INVESTMENT INCOME

Interest                                                                   $    5,316,230
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $    5,316,230
-----------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $      469,611
Trustees' fees and expenses                                                         5,888
Custodian fee                                                                      53,221
Legal and accounting services                                                      11,409
Miscellaneous                                                                      13,196
-----------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $      553,325
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $    4,762,905
-----------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $      606,291
   Financial futures contracts                                                   (127,486)
-----------------------------------------------------------------------------------------
NET REALIZED GAIN                                                          $      478,805
-----------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    2,164,328
   Financial futures contracts                                                   (790,842)
-----------------------------------------------------------------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $    1,373,486
-----------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                           $    1,852,291
-----------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                 $    6,615,196
-----------------------------------------------------------------------------------------


                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SIX MONTHS ENDED
INCREASE (DECREASE)                                  SEPTEMBER 30, 2003    YEAR ENDED
IN NET ASSETS                                        (UNAUDITED)           MARCH 31, 2003
-----------------------------------------------------------------------------------------
From operations --
   Net investment income                                $     4,762,905    $    7,400,367
   Net realized gain (loss)                                     478,805        (2,545,310)
   Net change in unrealized
      appreciation (depreciation)                             1,373,486         7,943,626
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS              $     6,615,196    $   12,798,683
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                        $    53,584,675    $  138,158,290
   Withdrawals                                              (40,055,061)      (68,074,678)
-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                 $    13,529,614    $   70,083,612
-----------------------------------------------------------------------------------------

Net increase in net assets                              $    20,144,810    $   82,882,295
-----------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                  $   197,738,047    $  114,855,752
-----------------------------------------------------------------------------------------
AT END OF PERIOD                                        $   217,882,857    $  197,738,047
-----------------------------------------------------------------------------------------


                       See notes to financial statements.

SUPPLEMENTARY DATA

                                              SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                             SEPTEMBER 30, 2003     ---------------------------------------------------------
                                                (UNAUDITED)           2003       2002(1)      2001        2000        1999
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                                0.53%(2)      0.55%       0.57%       0.61%       0.65%       0.61%
   Expenses after custodian fee reduction                  0.53%(2)      0.54%       0.54%       0.60%       0.63%       0.60%
   Net investment income                                   4.55%(2)      4.79%       5.18%       5.68%       5.49%       5.32%
Portfolio Turnover                                           14%           24%         12%         13%         27%         26%
Total Return(3)                                            3.21%         9.18%       3.75%         --          --          --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)            $  217,883     $ 197,738   $ 114,856   $  86,917   $  89,937   $  89,966
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities. The effect of this change for the year ended March 31, 2002 was to increase the ratio of the net investment income to average net assets from 5.16% to 5.18%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

(2)  Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.


                       See notes to financial statements.

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO as of September 30, 2003 NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  SIGNIFICANT ACCOUNTING POLICIES

   The objective of National Limited Maturity Municipals Portfolio (the Portfolio) is to provide high current income exempt from regular federal income tax. The Portfolio is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance National Limited Maturity Municipals Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its respective investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E OPTIONS ON FINANCIAL FUTURES CONTRACTS -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

   F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   I OTHER -- Investment transactions are accounted for on a trade date basis.

   J INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to September 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements. Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2003, the fee was equivalent to 0.45% (annualized) of the Portfolio's average net assets for such period and amounted to $469,611. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2003, no significant amounts have been deferred.

3  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings may be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At September 30, 2003 the Portfolio had a balance outstanding pursuant to this line of credit of $700,000. The Portfolio did not have any significant borrowings or allocated fees during the six months ended September 30, 2003.

4  INVESTMENTS

   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $44,299,743 and $27,874,123 respectively, for the six months ended September 30, 2003.

5  FEDERAL INCOME TAX BASIS OF INVESTMENTS

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                   $    205,305,103
   -----------------------------------------------------------------
   Gross unrealized appreciation                    $     10,505,323
   Gross unrealized depreciation                            (772,471)
   -----------------------------------------------------------------
   NET UNREALIZED APPRECIATION                      $      9,732,852
   -----------------------------------------------------------------

6  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments as of September 30, 2003, is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                          NET UNREALIZED
   DATE(S)         CONTRACTS                 POSITION   DEPRECIATION
   ------------------------------------------------------------------
   12/03           112 U.S. Treasury Bond    Short           (369,747)
   12/03           101 U.S. Treasury Note    Short           (417,334)
   ------------------------------------------------------------------
                                                          $  (787,081)
   ------------------------------------------------------------------

   At September 30, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

7  INTERESTHOLDER MEETING

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                        INTEREST IN THE PORTFOLIO
   NOMINEE FOR TRUSTEE                    AFFIRMATIVE   WITHHOLD
   --------------------------------------------------------------
   Jessica M. Bibliowicz                      99%          1%
   Donald R. Dwight                           99%          1%
   James B. Hawkes                            99%          1%
   Samuel L. Hayes, III                       99%          1%
   William H. Park                            99%          1%
   Norton H. Reamer                           99%          1%
   Lynn A. Stout                              99%          1%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND

                   OFFICERS                          TRUSTEES
                   Thomas J. Fetter                  Jessica M. Bibliowicz
                   President
                                                     James B. Hawkes
                   James B. Hawkes
                   Vice President and Trustee        Samuel L. Hayes, III

                   Robert B. MacIntosh               William H. Park
                   Vice President
                                                     Ronald A. Pearlman
                   James L. O'Connor
                   Treasurer                         Norton H. Reamer

                   Alan R. Dynner                    Lynn A. Stout
                   Secretary

NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO

                   OFFICERS                          TRUSTEES
                   Thomas J. Fetter                  Jessica M. Bibliowicz
                   President
                                                     James B. Hawkes
                   James B. Hawkes
                   Vice President and Trustee        Samuel L. Hayes, III

                   William H. Ahern, Jr.             William H. Park
                   Vice President and
                   Portfolio Manager                 Ronald A. Pearlman

                   Robert B. MacIntosh               Norton H. Reamer
                   Vice President
                                                     Lynn A. Stout
                   William J. Austin, Jr.
                   Treasurer

                   Alan R. Dynner
                   Secretary

      INVESTMENT ADVISER OF NATIONAL LIMITED MATURITY MUNICIPALS PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


     ADMINISTRATOR OF EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


              EATON VANCE NATIONAL LIMITED MATURITY MUNICIPALS FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

       This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

439-11/03                                                        LNASRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE INVESTMENT TRUST (ON BEHALF OF NATIONAL LIMITED FUND)


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------
      James L. O'Connor
      Treasurer


Date: November 18, 2003
      -----------------


By:   /s/ Thomas J. Fetter
      --------------------
      Thomas J. Fetter
      President


Date: November 18, 2003
      -----------------